Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 258,746	$ 165,947
Commitments to extend credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	253,375	161,306
Commitments to originate residential first and second mortgage loans
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	2,626	3,175
Standby letters of credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 2,745	$ 1,466